Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables R$ in Thousands	Jun. 30, 2023 BRL (R$)	[1]
Total Cash, Cash Equivalents [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 420,225
Consolidated Balance, Notional/ Position	2,966
Scenario I - Probable, Balance (R$)	(11,514)
Scenario I - Possible, Decrease Balance (R$)	(15,092)
Scenario II - Remote, Decrease Balance (R$)	(30,182)
Scenario III - Possible, Increase Balance (R$)	15,092
Scenario IV - Remote, Increase Balance (R$)	30,182
Total Financing [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	(338,104)	[2]
Consolidated Balance, Notional/ Position	(7,540)	[2]
Scenario I - Probable, Balance (R$)	(948)	[2]
Scenario I - Possible, Decrease Balance (R$)	54,316	[2]
Scenario II - Remote, Decrease Balance (R$)	108,631	[2]
Scenario III - Possible, Increase Balance (R$)	(54,316)	[2]
Scenario IV - Remote, Increase Balance (R$)	(108,631)	[2]
Total Receivables from Farms [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	705,262	[2]
Consolidated Balance, Notional/ Position	6,914,528	[2]
Scenario I - Probable, Balance (R$)		[2]
Scenario I - Possible, Decrease Balance (R$)	(176,316)	[2]
Scenario II - Remote, Decrease Balance (R$)	(352,636)	[2]
Scenario III - Possible, Increase Balance (R$)	176,316	[2]
Scenario IV - Remote, Increase Balance (R$)	352,636	[2]
Total Derivatives [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	61,010	[3]
Scenario I - Probable, Balance (R$)	25,219	[3]
Scenario I - Possible, Decrease Balance (R$)	134,437	[3]
Scenario II - Remote, Decrease Balance (R$)	258,260	[3]
Scenario III - Possible, Increase Balance (R$)	(112,850)	[3]
Scenario IV - Remote, Increase Balance (R$)	(246,613)	[3]
Total Related Parties [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	(6,447)
Consolidated Balance, Notional/ Position	(1,338)
Scenario I - Probable, Balance (R$)	(254)
Scenario I - Possible, Decrease Balance (R$)	1,676
Scenario II - Remote, Decrease Balance (R$)	3,351
Scenario III - Possible, Increase Balance (R$)	(1,676)
Scenario IV - Remote, Increase Balance (R$)	(3,351)
CDI [Member] | Short-Term Investments [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	378,081
Consolidated Balance, Notional/ Position
Consolidated, Rate	13.65%
Scenario I - Probable, Balance (R$)	R$ (7,448)
Scenario I - Probable, Rate	11.68%
Scenario I - Possible, Decrease Balance (R$)	R$ (11,040)
Scenario I - Possible, -25% Rate	8.76%
Scenario II - Remote, Decrease Balance (R$)	R$ (22,080)
Scenario II - Remote, -50% Rate	5.84%
Scenario III - Possible, Increase Balance (R$)	R$ 11,040
Scenario III - Possible, 25% Rate	14.60%
Scenario IV - Remote, Increase Balance (R$)	R$ 22,080
Scenario IV - Remote, 50% Rate	17.52%
IPCA [Member] | Marketable Securities [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 27,848
Consolidated Balance, Notional/ Position
Consolidated, Rate	17.44%
Scenario I - Probable, Balance (R$)	R$ (3,506)
Scenario I - Probable, Rate	4.85%
Scenario I - Possible, Decrease Balance (R$)	R$ (338)
Scenario I - Possible, -25% Rate	3.64%
Scenario II - Remote, Decrease Balance (R$)	R$ (674)
Scenario II - Remote, -50% Rate	2.43%
Scenario III - Possible, Increase Balance (R$)	R$ 338
Scenario III - Possible, 25% Rate	6.06%
Scenario IV - Remote, Increase Balance (R$)	R$ 674
Scenario IV - Remote, 50% Rate	7.28%
USD [Member] | Cash - USD [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 14,296
Consolidated Balance, Notional/ Position	R$ 2,966
Consolidated, Rate	482.00%
Scenario I - Probable, Balance (R$)	R$ (560)
Scenario I - Probable, Rate	501.00%
Scenario I - Possible, Decrease Balance (R$)	R$ (3,714)
Scenario I - Possible, -25% Rate	376.00%
Scenario II - Remote, Decrease Balance (R$)	R$ (7,428)
Scenario II - Remote, -50% Rate	250.00%
Scenario III - Possible, Increase Balance (R$)	R$ 3,714
Scenario III - Possible, 25% Rate	626.00%
Scenario IV - Remote, Increase Balance (R$)	R$ 7,428
Scenario IV - Remote, 50% Rate	751.00%
USD [Member] | Financing in Paraguay [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ (31,329)
Consolidated Balance, Notional/ Position	R$ (6,501)
Consolidated, Rate	4.82%
Scenario I - Probable, Balance (R$)	R$ (5,943)
Scenario I - Probable, Rate	5.01%
Scenario I - Possible, Decrease Balance (R$)	R$ 39,230
Scenario I - Possible, -25% Rate	3.76%
Scenario II - Remote, Decrease Balance (R$)	R$ 78,463
Scenario II - Remote, -50% Rate	2.50%
Scenario III - Possible, Increase Balance (R$)	R$ (39,230)
Scenario III - Possible, 25% Rate	6.26%
Scenario IV - Remote, Increase Balance (R$)	R$ (78,463)
Scenario IV - Remote, 50% Rate	7.51%
USD [Member] | Financing in Bolivia [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ (5,008)
Consolidated Balance, Notional/ Position	R$ (1,039)
Consolidated, Rate	4.82%
Scenario I - Probable, Balance (R$)	R$ (950)
Scenario I - Probable, Rate	5.01%
Scenario I - Possible, Decrease Balance (R$)	R$ 6,271
Scenario I - Possible, -25% Rate	3.76%
Scenario II - Remote, Decrease Balance (R$)	R$ 12,545
Scenario II - Remote, -50% Rate	2.50%
Scenario III - Possible, Increase Balance (R$)	R$ (6,271)
Scenario III - Possible, 25% Rate	6.26%
Scenario IV - Remote, Increase Balance (R$)	R$ (12,545)
Scenario IV - Remote, 50% Rate	7.51%
USD [Member] | Derivative Operations [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 34,505
Consolidated Balance, Notional/ Position	R$ (82,405)
Consolidated, Rate		[3]
Scenario I - Probable, Balance (R$)	R$ 34,504
Scenario I - Probable, Rate		[3]
Scenario I - Possible, Decrease Balance (R$)	R$ 94,581
Scenario I - Possible, -25% Rate		[3]
Scenario II - Remote, Decrease Balance (R$)	R$ 191,010
Scenario II - Remote, -50% Rate		[3]
Scenario III - Possible, Increase Balance (R$)	R$ (96,889)
Scenario III - Possible, 25% Rate		[3]
Scenario IV - Remote, Increase Balance (R$)	R$ (202,078)
Scenario IV - Remote, 50% Rate		[3]
USD [Member] | Cresca, Net [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ (1,349)
Consolidated Balance, Notional/ Position	R$ (280)
Consolidated, Rate	4.82%
Scenario I - Probable, Balance (R$)	R$ (53)
Scenario I - Probable, Rate	5.01%
Scenario I - Possible, Decrease Balance (R$)	R$ 351
Scenario I - Possible, -25% Rate	3.76%
Scenario II - Remote, Decrease Balance (R$)	R$ 701
Scenario II - Remote, -50% Rate	2.50%
Scenario III - Possible, Increase Balance (R$)	R$ (351)
Scenario III - Possible, 25% Rate	6.26%
Scenario IV - Remote, Increase Balance (R$)	R$ (701)
Scenario IV - Remote, 50% Rate	7.51%
USD [Member] | Cresud, Net [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ (58)
Consolidated Balance, Notional/ Position	R$ (12)
Consolidated, Rate	4.82%
Scenario I - Probable, Balance (R$)	R$ (2)
Scenario I - Probable, Rate	5.01%
Scenario I - Possible, Decrease Balance (R$)	R$ 15
Scenario I - Possible, -25% Rate	3.76%
Scenario II - Remote, Decrease Balance (R$)	R$ 30
Scenario II - Remote, -50% Rate	2.50%
Scenario III - Possible, Increase Balance (R$)	R$ (15)
Scenario III - Possible, 25% Rate	6.26%
Scenario IV - Remote, Increase Balance (R$)	R$ (30)
Scenario IV - Remote, 50% Rate	7.51%
USD [Member] | Helmir, Net [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ (5,040)
Consolidated Balance, Notional/ Position	R$ (1,046)
Consolidated, Rate	4.82%
Scenario I - Probable, Balance (R$)	R$ (199)
Scenario I - Probable, Rate	5.01%
Scenario I - Possible, Decrease Balance (R$)	R$ 1,310
Scenario I - Possible, -25% Rate	3.76%
Scenario II - Remote, Decrease Balance (R$)	R$ 2,620
Scenario II - Remote, -50% Rate	2.50%
Scenario III - Possible, Increase Balance (R$)	R$ (1,310)
Scenario III - Possible, 25% Rate	6.26%
Scenario IV - Remote, Increase Balance (R$)	R$ (2,620)
Scenario IV - Remote, 50% Rate	7.51%
CDI + IPCA [Member] | Debentures [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ (301,767)
Consolidated Balance, Notional/ Position
Consolidated, Rate	13.65%
Scenario I - Probable, Balance (R$)	R$ 5,945
Scenario I - Probable, Rate	11.68%
Scenario I - Possible, Decrease Balance (R$)	R$ 8,815
Scenario I - Possible, -25% Rate	8.76%
Scenario II - Remote, Decrease Balance (R$)	R$ 17,623
Scenario II - Remote, -50% Rate	5.84%
Scenario III - Possible, Increase Balance (R$)	R$ (8,815)
Scenario III - Possible, 25% Rate	14.60%
Scenario IV - Remote, Increase Balance (R$)	R$ (17,623)
Scenario IV - Remote, 50% Rate	17.52%
Soybean Bags [Member] | Araucária V [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 10,419
Consolidated Balance, Notional/ Position	R$ 100,000
Consolidated, Rate	114.35%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	114.35%
Scenario I - Possible, Decrease Balance (R$)	R$ (2,605)
Scenario I - Possible, -25% Rate	85.76%
Scenario II - Remote, Decrease Balance (R$)	R$ (5,210)
Scenario II - Remote, -50% Rate	57.17%
Scenario III - Possible, Increase Balance (R$)	R$ 2,605
Scenario III - Possible, 25% Rate	142.94%
Scenario IV - Remote, Increase Balance (R$)	R$ 5,210
Scenario IV - Remote, 50% Rate	17.52%
Soybean Bags [Member] | Araucária Vi [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 4,928
Consolidated Balance, Notional/ Position	R$ 51,830
Consolidated, Rate	119.36%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	119.36%
Scenario I - Possible, Decrease Balance (R$)	R$ (1,232)
Scenario I - Possible, -25% Rate	89.52%
Scenario II - Remote, Decrease Balance (R$)	R$ (2,464)
Scenario II - Remote, -50% Rate	59.68%
Scenario III - Possible, Increase Balance (R$)	R$ 1,232
Scenario III - Possible, 25% Rate	149.20%
Scenario IV - Remote, Increase Balance (R$)	R$ 2,464
Scenario IV - Remote, 50% Rate	17.03%
Soybean Bags [Member] | Araucária VII [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 310,723
Consolidated Balance, Notional/ Position	R$ 3,000,000
Consolidated, Rate	125.62%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	125.62%
Scenario I - Possible, Decrease Balance (R$)	R$ (77,681)
Scenario I - Possible, -25% Rate	94.21%
Scenario II - Remote, Decrease Balance (R$)	R$ (155,362)
Scenario II - Remote, -50% Rate	62.81%
Scenario III - Possible, Increase Balance (R$)	R$ 77,681
Scenario III - Possible, 25% Rate	157.02%
Scenario IV - Remote, Increase Balance (R$)	R$ 155,362
Scenario IV - Remote, 50% Rate	188.43%
Soybean Bags [Member] | Jatobá II [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 53,409
Consolidated Balance, Notional/ Position	R$ 523,799
Consolidated, Rate	122.33%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	122.33%
Scenario I - Possible, Decrease Balance (R$)	R$ (13,352)
Scenario I - Possible, -25% Rate	91.75%
Scenario II - Remote, Decrease Balance (R$)	R$ (26,705)
Scenario II - Remote, -50% Rate	61.16%
Scenario III - Possible, Increase Balance (R$)	R$ 13,352
Scenario III - Possible, 25% Rate	152.91%
Scenario IV - Remote, Increase Balance (R$)	R$ 26,705
Scenario IV - Remote, 50% Rate	183.49%
Soybean Bags [Member] | Jatobá III [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 20,348
Consolidated Balance, Notional/ Position	R$ 200,078
Consolidated, Rate	122.33%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	122.33%
Scenario I - Possible, Decrease Balance (R$)	R$ (5,087)
Scenario I - Possible, -25% Rate	91.74%
Scenario II - Remote, Decrease Balance (R$)	R$ (10,174)
Scenario II - Remote, -50% Rate	61.16%
Scenario III - Possible, Increase Balance (R$)	R$ 5,087
Scenario III - Possible, 25% Rate	152.91%
Scenario IV - Remote, Increase Balance (R$)	R$ 10,174
Scenario IV - Remote, 50% Rate	183.49%
Soybean Bags [Member] | Jatobá IV [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 7,187
Consolidated Balance, Notional/ Position	R$ 70,000
Consolidated, Rate	121.61%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	121.61%
Scenario I - Possible, Decrease Balance (R$)	R$ (1,797)
Scenario I - Possible, -25% Rate	91.21%
Scenario II - Remote, Decrease Balance (R$)	R$ (3,594)
Scenario II - Remote, -50% Rate	60.80%
Scenario III - Possible, Increase Balance (R$)	R$ 1,797
Scenario III - Possible, 25% Rate	152.01%
Scenario IV - Remote, Increase Balance (R$)	R$ 3,594
Scenario IV - Remote, 50% Rate	182.41%
Soybean Bags [Member] | Jatobá V [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 17,986
Consolidated Balance, Notional/ Position	R$ 180,000
Consolidated, Rate	124.76%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	124.76%
Scenario I - Possible, Decrease Balance (R$)	R$ (4,497)
Scenario I - Possible, -25% Rate	93.57%
Scenario II - Remote, Decrease Balance (R$)	R$ (8,993)
Scenario II - Remote, -50% Rate	62.38%
Scenario III - Possible, Increase Balance (R$)	R$ 4,497
Scenario III - Possible, 25% Rate	155.96%
Scenario IV - Remote, Increase Balance (R$)	R$ 8,993
Scenario IV - Remote, 50% Rate	187.15%
Soybean Bags [Member] | Jatobá VI [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 19,713
Consolidated Balance, Notional/ Position	R$ 200,032
Consolidated, Rate	129.16%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	129.16%
Scenario I - Possible, Decrease Balance (R$)	R$ (4,928)
Scenario I - Possible, -25% Rate	96.87%
Scenario II - Remote, Decrease Balance (R$)	R$ (9,857)
Scenario II - Remote, -50% Rate	64.58%
Scenario III - Possible, Increase Balance (R$)	R$ 4,928
Scenario III - Possible, 25% Rate	161.45%
Scenario IV - Remote, Increase Balance (R$)	R$ 9,857
Scenario IV - Remote, 50% Rate	193.74%
Soybean Bags [Member] | Jatobá VII [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 86,341
Consolidated Balance, Notional/ Position	R$ 909,337
Consolidated, Rate	131.77%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	131.77%
Scenario I - Possible, Decrease Balance (R$)	R$ (21,585)
Scenario I - Possible, -25% Rate	98.82%
Scenario II - Remote, Decrease Balance (R$)	R$ (43,171)
Scenario II - Remote, -50% Rate	65.88%
Scenario III - Possible, Increase Balance (R$)	R$ 21,585
Scenario III - Possible, 25% Rate	164.71%
Scenario IV - Remote, Increase Balance (R$)	R$ 43,171
Scenario IV - Remote, 50% Rate	197.65%
Soybean Bags [Member] | Alto Taquari III [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 5,159
Consolidated Balance, Notional/ Position	R$ 49,478
Consolidated, Rate	119.71%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	119.71%
Scenario I - Possible, Decrease Balance (R$)	R$ (1,290)
Scenario I - Possible, -25% Rate	89.78%
Scenario II - Remote, Decrease Balance (R$)	R$ (2,580)
Scenario II - Remote, -50% Rate	59.86%
Scenario III - Possible, Increase Balance (R$)	R$ 1,290
Scenario III - Possible, 25% Rate	149.64%
Scenario IV - Remote, Increase Balance (R$)	R$ 2,580
Scenario IV - Remote, 50% Rate	179.57%
Soybean Bags [Member] | Alto Taquari IV [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 100,769
Consolidated Balance, Notional/ Position	R$ 965,703
Consolidated, Rate	128.06%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	128.06%
Scenario I - Possible, Decrease Balance (R$)	R$ (25,192)
Scenario I - Possible, -25% Rate	96.05%
Scenario II - Remote, Decrease Balance (R$)	R$ (50,385)
Scenario II - Remote, -50% Rate	64.03%
Scenario III - Possible, Increase Balance (R$)	R$ 25,192
Scenario III - Possible, 25% Rate	160.08%
Scenario IV - Remote, Increase Balance (R$)	R$ 50,385
Scenario IV - Remote, 50% Rate	192.10%
Soybean Bags [Member] | Rio do Meio I [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 59,467
Consolidated Balance, Notional/ Position	R$ 571,868
Consolidated, Rate	128.43%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	128.43%
Scenario I - Possible, Decrease Balance (R$)	R$ (14,867)
Scenario I - Possible, -25% Rate	96.32%
Scenario II - Remote, Decrease Balance (R$)	R$ (29,734)
Scenario II - Remote, -50% Rate	64.21%
Scenario III - Possible, Increase Balance (R$)	R$ 14,867
Scenario III - Possible, 25% Rate	160.54%
Scenario IV - Remote, Increase Balance (R$)	R$ 29,734
Scenario IV - Remote, 50% Rate	192.64%
Soybean Bags [Member] | Rio do Meio II [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 8,813
Consolidated Balance, Notional/ Position	R$ 92,403
Consolidated, Rate	119.65%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	119.65%
Scenario I - Possible, Decrease Balance (R$)	R$ (2,203)
Scenario I - Possible, -25% Rate	89.74%
Scenario II - Remote, Decrease Balance (R$)	R$ (4,407)
Scenario II - Remote, -50% Rate	59.83%
Scenario III - Possible, Increase Balance (R$)	R$ 2,203
Scenario III - Possible, 25% Rate	149.57%
Scenario IV - Remote, Increase Balance (R$)	R$ 4,407
Scenario IV - Remote, 50% Rate	179.48%
Grains [Member] | Derivative Operations [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ (14,163)
Consolidated Balance, Notional/ Position	R$ (3,248,155)
Consolidated, Rate		[3]
Scenario I - Probable, Balance (R$)	R$ (14,162)
Scenario I - Probable, Rate		[3]
Scenario I - Possible, Decrease Balance (R$)	R$ 67,695
Scenario I - Possible, -25% Rate		[3]
Scenario II - Remote, Decrease Balance (R$)	R$ 121,612
Scenario II - Remote, -50% Rate		[3]
Scenario III - Possible, Increase Balance (R$)	R$ (40,139)
Scenario III - Possible, 25% Rate		[3]
Scenario IV - Remote, Increase Balance (R$)	R$ (94,056)
Scenario IV - Remote, 50% Rate		[3]
Cotton (lbs) [Member] | Derivative Operations [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 2,391
Consolidated Balance, Notional/ Position	R$ (12,638,200)
Consolidated, Rate		[3]
Scenario I - Probable, Balance (R$)	R$ 2,389
Scenario I - Probable, Rate		[3]
Scenario I - Possible, Decrease Balance (R$)	R$ (2,052)
Scenario I - Possible, -25% Rate		[3]
Scenario II - Remote, Decrease Balance (R$)	R$ (2,251)
Scenario II - Remote, -50% Rate		[3]
Scenario III - Possible, Increase Balance (R$)	R$ (1,655)
Scenario III - Possible, 25% Rate		[3]
Scenario IV - Remote, Increase Balance (R$)	R$ (1,457)
Scenario IV - Remote, 50% Rate		[3]
Ethanol (M3) [Member] | Derivative Operations [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 504
Consolidated Balance, Notional/ Position	R$ (5,700)
Consolidated, Rate		[3]
Scenario I - Probable, Balance (R$)	R$ 504
Scenario I - Probable, Rate		[3]
Scenario I - Possible, Decrease Balance (R$)	R$ 2,036
Scenario I - Possible, -25% Rate		[3]
Scenario II - Remote, Decrease Balance (R$)	R$ 3,850
Scenario II - Remote, -50% Rate		[3]
Scenario III - Possible, Increase Balance (R$)	R$ (1,590)
Scenario III - Possible, 25% Rate		[3]
Scenario IV - Remote, Increase Balance (R$)	R$ (3,403)
Scenario IV - Remote, 50% Rate		[3]
Swap (BRL) [Member] | Derivative Operations [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 4,905
Consolidated Balance, Notional/ Position
Consolidated, Rate		[3]
Scenario I - Probable, Balance (R$)	R$ 4,906
Scenario I - Probable, Rate		[3]
Scenario I - Possible, Decrease Balance (R$)	R$ (34,565)
Scenario I - Possible, -25% Rate		[3]
Scenario II - Remote, Decrease Balance (R$)	R$ (69,442)
Scenario II - Remote, -50% Rate		[3]
Scenario III - Possible, Increase Balance (R$)	R$ 34,165
Scenario III - Possible, 25% Rate		[3]
Scenario IV - Remote, Increase Balance (R$)	R$ 67,865
Scenario IV - Remote, 50% Rate
Sugarane (lbs) [Member] | Derivative Operations [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ (2,231)
Consolidated Balance, Notional/ Position	R$ (26,700,000)
Consolidated, Rate		[3]
Scenario I - Probable, Balance (R$)	R$ (2,231)
Scenario I - Probable, Rate		[3]
Scenario I - Possible, Decrease Balance (R$)	R$ 7,767
Scenario I - Possible, -25% Rate		[3]
Scenario II - Remote, Decrease Balance (R$)	R$ 15,534
Scenario II - Remote, -50% Rate		[3]
Scenario III - Possible, Increase Balance (R$)	R$ (7,767)
Scenario III - Possible, 25% Rate		[3]
Scenario IV - Remote, Increase Balance (R$)	R$ (15,534)
Scenario IV - Remote, 50% Rate
SELIC [Member] | Margin - LFT Socopa and XP [Member]
Financial Risk Management (Details) - Schedule of Possible Scenarios of Loans and Receivables [Line Items]
Consolidated Balance (R$)	R$ 35,099
Consolidated Balance, Notional/ Position
Consolidated, Rate	0.14%
Scenario I - Probable, Balance (R$)	R$ (691)
Scenario I - Probable, Rate	0.12%
Scenario I - Possible, Decrease Balance (R$)	R$ (1,025)
Scenario I - Possible, -25% Rate	0.09%
Scenario II - Remote, Decrease Balance (R$)	R$ (2,053)
Scenario II - Remote, -50% Rate	0.06%
Scenario III - Possible, Increase Balance (R$)	R$ 1,025
Scenario III - Possible, 25% Rate	0.15%
Scenario IV - Remote, Increase Balance (R$)	R$ 2,050
Scenario IV - Remote, 50% Rate	0.18%

[1]	SOURCE Risks: Bloomberg
[2]	The sensitivity analyses do not consider financing transactions and receivables from farms with fixed rate.
[3]	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.